UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006
Check here if Amendment [ x ];  Amendment Number: 1
This Amendment (Check only one.): [x ]is a restatement.
                     	          [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Charles E. Seitz III
Address:	410 North Michigan Avenue
		Room 590
		Chicago, Illinois 60611

Form 13F File Number:  28-12349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Susan D. Pattock
Title:		Agent for Charles E. Seitz III
Phone:		312-644-6720
Signature,    		Place  	           and Date of Signing:
David E. Mates      Chicago, Illinois		11/16/11

Report Type (Check only one.):

[ ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[x]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List Of Other Managers Reporting for this Manager:

13F File Number		Name

28-10858		John Rau

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total: 7
Form 13F Information Table Value Total (thousands): 1,909



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
        FORM 13F INFORMATION TABLE
                       TITLE OF                  VALUE   SHARES/                  INVSTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER          CLASS    CUSIP          (x1000)  PRN AMT SH/PRN  PUT/CALL DSCRETN MANAGERS SOLE    SHARED  NONE

DST Systems, Inc.       COM     233326107	  324	    5600   SH              SOLE            5600
First Data Corp         COM     319963104         250       5350   SH              SOLE            5350
Fair Isaac & Co         COM     303250104         208       5200   SH              SOLE            5200
Lamar Advertising Co	Cl A    512815101	  203	    3850   SH              SOLE            3850
Paychex, Inc.		COM     704326107	  421	   10100   SH              SOLE           10100
State Street Corp.	COM     857477103	  221	    3650   SH              SOLE            3650
White Mountains Ins Grp	COM     G9618E107	  282	     475   SH              SOLE             475
